LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule of Components of Lease Cost

	Year ended December 31,
	2021	2020	2019
Operating lease cost	$4,422	$3,914	$3,421
Short-term lease cost	1,542	1,580	994
Total lease cost	$5,964	$5,494	$4,415

Other information:
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	$4,465	$3,962

Right-of-use assets obtained in exchange for new operating lease liabilities	$3,164	$4,941

Weighted-average remaining lease term - operating leases	4.0 years	4.5 years

Weighted-average discount rate - operating leases	5.12%	4.8%

Schedule of Supplemental Cash Flow Information Related to Leases

	December 31,
	2021	2020
Operating lease ROU assets	$10,938	$12,938

Other current liabilities	$3,317	$3,531
Operating lease liabilities	8,298	9,333
Total operating lease liabilities	$11,615	$12,864

Schedule of Future Minimum Lease Payment
Year ending December 31,
2022	3,753
2023	3,365
2024	2,802
2025	1,239
2026	862
Thereafter	941
Total future minimum lease payments	12,962
Less: imputed interest	1,347
Total	$11,615